Significant Accounting Policies (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
aug_WorkExpendituresIncurredApplyingToFlowthroughShares
Cash equivalents	$ 0	$ 0